Equity Incentive Plans	12 Months Ended
Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Equity Incentive Plans
11.	Equity Incentive Plans

Our equity-based incentive plan, which is stockholder-approved, is intended to encourage ownership of shares of common stock by our directors, officers, employees, consultants and advisors and to provide additional incentive for them to promote the success of our business through the grant of share-based awards. At December 31, 2016, our equity-based incentive plan consisted of the 2005 Equity Incentive Plan (the “2005 Plan”) and the 2008 Omnibus Incentive Plan (the “Original 2008 Plan”), which has been amended, restated and renamed four times, first in June 2011 as the Amended and Restated 2008 Omnibus Incentive Plan, then in June 2013 as the 2013 Omnibus Incentive Plan, then in June 2014 as the 2014 Omnibus Incentive Plan and finally in June 2015 as the 2015 Omnibus Incentive Plan (the “2015 Plan”).  Following approval by our stockholders of each amendment and restatement of the Original 2008 Plan, no awards have been or will be granted under the terms of the plan in effect immediately prior to such amendment and restatement.  In prior years, our stockholder-approved, equity-based incentive plans included the 2005 Employee Stock Purchase Plan. In May 2015, our 2005 Employee Stock Purchase Plan, which had never been implemented, expired.

During the years ended December 31, 2016, 2015 and 2014, all awards granted under our equity-based incentive plans were stock options. The share-based compensation expense from all stock options granted that has been charged to our consolidated statements of operations and comprehensive loss in those periods was as follows (in thousands):

	Years ended December 31,
	2016	2015	2014
Selling, general and administrative expense	$1,749	$2,077	$1,607
Research and development expense	894	598	425
Share-based compensation expense	$2,643	$2,675	$2,032

For the year ended December 31, 2015, we recognized a $0.3 million expense in our selling, general and administrative expenses related to share-based compensation expense as a result of the departure of our former president and chief operating officer in February 2015. Termination of the former officer’s employment triggered accelerated vesting of a portion of his outstanding, unvested stock options that resulted in $0.4 million of additional share-based compensation expense, but this additional expense was offset by a $0.1 million reduction in share-based compensation expense that resulted from cancellation of the remaining, unvested portion of the former officer’s outstanding stock options.

2015 Omnibus Incentive Plan

The 2015 Plan provides for the grant of incentive and non-statutory stock options, as well as share appreciation rights, restricted shares, restricted share units, performance units, shares and other share-based awards. Share-based awards are subject to terms and conditions established by our board of directors or the compensation committee of our board of directors.

As of December 31, 2016, the maximum aggregate number of shares of our common stock available for grant under the 2015 Plan was 22,401,967 shares. Shares of common stock that are subject to awards granted under the 2015 Plan shall be counted against the shares available for issuance under this plan as one share for each share subject to a stock option or stock appreciation right and as 1.34 shares for each share subject to an award other than a stock option or a stock appreciation right. If any shares of common stock subject to an award granted under any of our stockholder-approved, equity-based incentive plans are forfeited, or an award expires or is settled for cash pursuant to the terms of an award, the shares subject to the award may be used again for awards under the 2015 Plan to the extent of the forfeiture, expiration or cash settlement. The shares of common stock will be added back as one share for every share of common stock if the shares were subject to a stock option or stock appreciation right, and as 1.34 shares for every share of common stock if the shares were subject to an award other than a stock option or stock appreciation right. However, the following shares of common stock will not be added to the shares available for issuance under the 2015 Plan: (i) shares tendered or withheld in payment of the purchase price of a stock option, (ii) shares tendered or withheld to satisfy any tax withholding obligation with respect to any award, (iii) shares subject to a stock appreciation right that are not issued in connection with the stock settlement of the stock appreciation right on exercise thereof, and (iv) shares reacquired by us on the open market or otherwise using cash proceeds from the exercise of stock options. Shares of common stock under awards made in assumption of or in substitution or exchange for awards previously granted, or the right or obligation to make future awards, in each case by a company acquired by us, or with which we combine, will not reduce the number of shares available for issuance under the 2015 Plan. In addition, if a company acquired by us, or with which we combine, has shares available under a pre-existing plan approved by its stockholders and not adopted in contemplation of such acquisition or combination, the shares available for issuance under such plan (as adjusted, to the extent appropriate, using the exchange or other adjustment or valuation ratio of formula applied to determine the consideration payable to stockholders in the acquisition or combination) may be used for awards under the 2015 Plan and will not reduce the number of shares of common stock available for issuance under the 2015 Plan; provided, however that awards using such available shares shall not be made after the date awards or grants could have been made under the pre-existing plan, absent the acquisition or combination, and shall only be made to individuals who were not our employees or directors prior to the acquisition or combination.

Under the 2015 Plan, the purchase price of shares of common stock covered by a stock option cannot be less than 100% of the fair market value of the common stock on the date the stock option is granted. Fair market value of the common stock is generally equal to the closing price for the common stock on the principal securities exchange on which the common stock is traded on the date the stock option is granted (or if there was no closing price on that date, on the last preceding date on which a closing price was reported). Stock option awards generally have ten-year contractual terms and vest over four years based on continuous service; however, the 2015 Plan allows for other vesting periods.

Summary of 2016 Stock Option Activity

The following table summarizes our stock option activity for the year ended December 31, 2016:

	Shares Underlying Option Awards	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Years	Aggregate Intrinsic Value
				(in thousands)
Outstanding at January 1, 2016	22,902,727	$0.80
Granted	8,151,263	$0.42
Exercised	—	$—
Expired/cancelled/forfeited	(8,988,888)	$0.79
Outstanding at December 31, 2016	22,065,102	$0.66	6.00	$—

Options exercisable at December 31, 2016	13,865,407	$0.75	4.90	$—

Vested and expected to vest at December 31, 2016	21,334,167	$0.67	5.83	$—

The weighted-average grant-date fair value of options granted during the years ended December 31, 2016, 2015 and 2014 was $0.29, $0.42 and $0.50, respectively. As of December 31, 2016, there was approximately $2.5 million of unamortized compensation cost related to unvested stock option awards, which is expected to be recognized over a weighted-average period of approximately 2.2 years.

Our determination of fair value is affected by our stock price as well as a number of assumptions that require judgment. The fair value of each option award is estimated on the date of grant using the Black-Scholes option-valuation model. The assumptions used in the Black-Scholes option-valuation model and the calculation of share-based compensation for option grants to employees and non-employee directors during the years ended December 31, 2016, 2015 and 2014 are as follows:

	Years ended December 31,
	2016	2015	2014
Risk-free interest rate	1.1 - 1.9%	1.6 - 1.9%	1.9 - 2.1%
Dividend yield	0.0%	0.0%	0.0%
Expected volatility	81 - 82%	78 - 99%	104 - 112%
Expected term	5.3 - 6.0 years	5.3 - 6.2 years	5.4 - 6.2 years
Forfeiture rate	11%	7%	9%

The risk-free interest rate assumption is based on the U.S. Treasury yield for a period consistent with the expected term of the option in effect at the time of the grant. We have not paid any dividends on common stock since our inception and do not anticipate paying dividends on our common stock in the foreseeable future. The expected option term is computed using the “simplified” method as permitted under the provisions of Staff Accounting Bulletin (“SAB”) 107. SAB 107’s guidance was extended indefinitely by SAB 110. The expected volatility is based on the historical volatility of our common stock based on the daily closing prices. Forfeiture rates are based on the expected forfeiture rates for our unvested stock options, which are based in large part on our historical forfeiture rates, but also on assumptions believed to be reasonable under the circumstances.

In accordance with ASC 718, Compensation – Stock Compensation, share-based compensation expense associated with the non-employee director options is included with employee share-based compensation expense.